LONG-TERM INVESTMENT (Details)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 CNY	Jun. 15, 2012 CNY
LONG-TERM INVESTMENT [Abstract]
Cost method investment in Saneguard Automobile Insurance Co., Ltd.	$ 1,858	11,250	11,250,000
Cost method investment, ownerhsip percentage acquired	2.25%	2.25%	2.25%